Annual Fund Operating Expenses - Vanguard US Value Fund - Investor Shares	Jan. 31, 2021
Operating Expenses:
Management Fees	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.22%